Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 500,352,711	$ 468,520,411
Loans Held For Sale	5,693,400	3,990,606
Total Loans Receivable, Gross	506,046,111	472,511,017
Allowance For Loan Losses	12,842,896	9,225,574
Loans in Process	12,197,417	9,957,140
Deferred Loan Fees	1,838,426	469,568
Loans, Allowances, and Fees	26,878,739	19,652,282
Total Loans Receivable, Net	479,167,372	452,858,735
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	78,907,159	86,404,304
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	55,335,425	56,331,013
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	19,704,862	22,234,189
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 299,299,647	$ 303,550,905